Environmental, Health and Safety Matters (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Site Contingency [Line Items]
Capital expenditures for EHS matters	$ 2	$ 2
Environmental reserves	6		$ 10
Harrisburg Remediation
Site Contingency [Line Items]
Environmental reserves	2
Calais Remediation
Site Contingency [Line Items]
Environmental reserves	2
Duisburg Remediation
Site Contingency [Line Items]
Environmental reserves	$ 1